Segment information	12 Months Ended
Dec. 31, 2019
Segment information
4 Segment information
The Group is a global financial services company domiciled in Switzerland and serves its clients through three regionally focused divisions: Swiss Universal Bank, International Wealth Management and Asia Pacific. These regional businesses are supported by two other divisions specialized in investment banking capabilities: Global Markets and Investment Banking & Capital Markets. Beginning in 2019, the Strategic Resolution Unit ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within our Corporate Center.
The segment information reflects the Group’s reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis, as follows:
■ The Swiss Universal Bank division offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients primarily domiciled in the Group’s home market Switzerland. The Private Clients business has a leading franchise in the Group’s home market and serves ultra-high-net-worth individual, high-net-worth individual, affluent and retail clients. The Corporate & Institutional Clients business serves large corporate clients, small and medium-sized enterprises, institutional clients, external asset managers, financial institutions and commodity traders.
■ The International Wealth Management division through its Private Banking business offers comprehensive advisory services and tailored investment and financing solutions to wealthy private clients and external asset managers in Europe, the Middle East, Africa and Latin America. The Asset Management business offers investment solutions and services globally to a broad range of clients, including pension funds, governments, foundations and endowments, corporations and individuals.
■ In the Asia Pacific division, the wealth management, financing and underwriting and advisory teams work closely together to deliver integrated advisory services and solutions to target ultra-high-net-worth, entrepreneur and corporate clients. The Wealth Management & Connected business combines activities in wealth management with the financing, underwriting and advisory activities. The Markets business represents the Group’s equities and fixed income sales and trading businesses, which support the wealth management activities, but also deals extensively with a broader range of institutional clients.
■ The Global Markets division offers a broad range of financial products and services to client-driven businesses and also supports the Group’s global wealth management businesses and their clients. The suite of products and services includes global securities sales, trading and execution, prime brokerage and comprehensive investment research. Clients include financial institutions, corporations, governments, institutional investors, such as pension funds and hedge funds, and private individuals around the world.
■ The Investment Banking & Capital Markets division offers a broad range of investment banking services to corporations, financial institutions, financial sponsors and ultra-high-net-worth individuals and sovereign clients. The range of products and services includes advisory services related to mergers and acquisitions, divestitures, takeover defense mandates, business restructurings and spin-offs. The division also engages in debt and equity underwriting of public securities offerings and private placements.
Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses and revenues that have not been allocated to the segments. In addition, the Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.
Revenue sharing and cost allocation
Responsibility for each product is allocated to a specific segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis. The aim of revenue-sharing and service level agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, human resources, legal, compliance, risk management and IT are provided by corporate functions, and the related costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.
Funding
The Group centrally manages its funding activities. New instruments for funding and capital purposes are issued by Credit Suisse Group AG and Credit Suisse AG, the direct bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.
Transfer pricing, using market rates, is used to record net revenues and expenses in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate funding costs to its businesses in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet usages and off-balance sheet contingencies. The funds transfer pricing framework ensures the full funding costs allocation under normal business conditions, but it is of even greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this framework, the Group’s businesses are also credited to the extent they provide long-term stable funding.
Net revenues and income/(loss) before taxes
in	2019	2018	2017
Net revenues (CHF million)
Swiss Universal Bank	6,020	5,564	5,396
International Wealth Management	5,887	5,414	5,111
Asia Pacific	3,590	3,393	3,504
Global Markets	5,752	4,980	5,551
Investment Banking & Capital Markets	1,666	2,177	2,139
Strategic Resolution Unit [1]	–	(708)	(886)
Corporate Center	(431)	100	85
Net revenues	22,484	20,920	20,900
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,697	2,125	1,765
International Wealth Management	2,138	1,705	1,351
Asia Pacific	902	664	729
Global Markets	956	154	450
Investment Banking & Capital Markets	(162)	344	369
Strategic Resolution Unit [1]	–	(1,381)	(2,135)
Corporate Center	(1,811)	(239)	(736)
Income before taxes	4,720	3,372	1,793
1
Beginning in 2019, the Strategic Resolution Unit ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

Total assets
end of	2019	2018
Total assets (CHF million)
Swiss Universal Bank	232,729	224,301
International Wealth Management	93,059	91,835
Asia Pacific	107,660	99,809
Global Markets	214,019	211,530
Investment Banking & Capital Markets	17,819	16,156
Strategic Resolution Unit [1]	–	20,874
Corporate Center	122,009	104,411
Total assets	787,295	768,916
1
Beginning in 2019, the Strategic Resolution Unit ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

Net revenues and income/(loss) before taxes by geographical location
in	2019	2018	2017
Net revenues (CHF million)
Switzerland	8,434	7,646	7,775
EMEA	1,962	1,686	1,231
Americas	9,103	8,731	8,928
Asia Pacific	2,985	2,857	2,966
Net revenues	22,484	20,920	20,900
Income/(loss) before taxes (CHF million)
Switzerland	2,985	1,924	1,736
EMEA	(1,786)	(2,082)	(2,769)
Americas	3,409	3,452	2,746
Asia Pacific	112	78	80
Income before taxes	4,720	3,372	1,793
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographical location
end of	2019	2018
Total assets (CHF million)
Switzerland	242,991	234,291
EMEA	144,888	149,400
Americas	305,328	309,616
Asia Pacific	94,088	75,609
Total assets	787,295	768,916
The designation of total assets by region is based upon customer domicile.